PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	At December 31,
	2014	2015

Prepaid expenses	$497	$331
Value added tax refundable	3,108	4,810
Interest receivables	591	1,202
Others	315	105
	$4,511	$6,448